Summary of material accounting policies, Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2024
IT Equipment
Estimated useful life
Estimated useful life	3 years
Lab Equipment
Estimated useful life
Estimated useful life	5 years
Leasehold Improvements/Furniture
Estimated useful life
Estimated useful life	5 years